Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 7,827,068	$ 7,704,859	$ 7,679,722
Less: allowance for credit losses	704,464	775,330	740,370
Accounts receivable, net	$ 7,122,604	$ 6,929,529	$ 6,939,352